1(415) 856-7007
davidhearth@paulhastings.com
February 18, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE Washington, DC 20549
Re: GE Funds – File Nos. 033-51308 and 811- 07142
Ladies and Gentlemen:

We are counsel to GE Funds (the “Registrant”), and hereby submit for filing the enclosed Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The primary purposes of the Amendment are to respond to comments of the disclosure staff of the Securities and Exchange Commission with respect to the Registrant’s Post-Effective Amendment No. 57 filed on February 9, 2011 (a separate comment response letter has been or will be filed approximately the date hereof) and to make certain non-material changes to the disclosure documents of the Registrant.

Please contact the undersigned at (415) 856-7007 with comments and questions.
Sincerely,
/s/ David A. Hearth
David A. Hearth
of Paul, Hastings, Janofsky & Walker LLP